Basis of Presentation and Summary of Significant Accounting Policies (Notes and Accounts Receivable and Allowance for Doubtful Accounts) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable aging period	30 days
Notes receivable from unconsolidated real estate partnerships	$ 5.0	$ 6.7
Accounts receivable from affiliates	4.4	4.6
Residents [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	1.2	3.3
Non-Affiliates [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	2.7	2.1
Affiliates [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	0.8	0.5
Allowance for loan losses on notes receivable from unconsolidated real estate partnerships	$ 0.4	$ 0.4